Financial Assets at Fair Value through Other Comprehensive Income ("FVTOCI") - Disclosure of Fair Value of Investments in Equity Instruments Designated at Fair Value Through Other Comprehensive Income (Detail) - TWD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Investments in equity instruments at FVTOCI	$ 7,545,171	$ 6,979,925
Equity securities - listed stocks [Member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity instruments at FVTOCI	7,356,501	6,803,900
Equity securities - non-listed stocks [Member]
Disclosure of detailed information about financial instruments [line items]
Investments in equity instruments at FVTOCI	$ 188,670	$ 176,025